Deferred taxation	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred taxation	Deferred taxation Recognition and measurement
The Group’s accounting policy in relation to deferred taxation is outlined within note 10.
Analysis of deferred tax
The movement in deferred tax (liabilities)/assets during the year is as follows.

	2025 US$m	2024 US$m
At 1 January	1,381	1,040
Adjustment on currency translation	1	(10)
(Charged)/credited to the income statement	(302)	393
(Charged) to the statement of comprehensive income(a)	(12)	(32)
Newly consolidated operations(b)	(817)	–
Other movements(c)	(57)	(10)
At 31 December	194	1,381
Comprising:
– deferred tax assets(d)(e)	4,288	4,016
– deferred tax liabilities(f)	(4,094)	(2,635)
Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as required by IAS 12. The closing deferred tax assets and liabilities, prior to this offsetting of balances, are shown below.

	Deferred tax assets		Deferred tax liabilities		Credited/(charged) to the income statement
	2025 US$m	2024 US$m	2025 US$m	2024 US$m	2025 US$m	2024 US$m
Tax losses(d)	1,290	1,461	–	–	(220)	98
Tax credits(d)	627	540	–	–	87	(43)
Provisions and other liabilities	5,562	4,710	–	–	542	785
Capital allowances	1,084	1,024	(7,106)	(5,378)	(364)	(323)
Post-retirement benefits	191	187	(49)	(50)	46	28
Unrealised exchange losses	170	157	(22)	(13)	(9)	(11)
Unremitted earnings(f)	–	–	(471)	(391)	(6)	–
Capitalised and accrued interest	–	–	(1,013)	(766)	(225)	(217)
Other temporary differences	604	371	(673)	(471)	(153)	76
Total	9,528	8,450	(9,334)	(7,069)	(302)	393
The amounts (charged) directly to the statement of comprehensive income include provisions for tax on cash flow hedges and on remeasurement gains/(losses) on pension schemes and on post-retirement healthcare plans.
(b)Newly consolidated operations relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details.
(c)Other movements includes deferred tax relating to unremitted earnings of equity accounted units.
(d)Recognised deferred tax assets of US$1,133 million (2024: US$1,293 million) are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. Of those recognised assets, US$16 million (2024: US$66 million) would expire within one year if not used, US$285 million (2024: US$93 million) would expire within one to 5 years, and US$832 million (2024: US$1,134 million) would expire in more than 5 years.
(e)Recognised and unrecognised deferred tax assets are shown in the table on page 196 and totalled US$11,271 million at 31 December 2025 (2024: US$9,994 million). Of this total,
US$4,288 million has been recognised as deferred tax assets (2024: US$4,016 million), leaving US$6,983 million (2024: US$5,978 million) unrecognised, as recovery is not considered probable.
(f)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,790 million (2024: US$2,152 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$146 million (2024: US$99 million) would be payable.
15 Deferred taxation continued

Other relevant judgements	Recoverability of deferred tax assets
In considering the recoverability of deferred tax assets, judgement is required regarding the extent to which certain risk factors are likely to affect the recovery of these assets. These risk factors include the risk of expiry of losses prior to utilisation, the impact of other legislation or tax regimes, such as minimum taxes, and consideration of factors that lead to the generation of losses or other deferred tax assets. IAS 12 requires us to consider whether taxable profits will be available against which deferred tax assets may be utilised.
The Mongolian Tax Authority has issued a number of tax assessments dating back to 2013, which are inconsistent with the Oyu Tolgoi
Investment Agreement and Mongolian legislation. The matters under dispute have been referred to international arbitration. Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the amount and/or recovery of recognised deferred tax items, including those in respect of amounts accrued and payable in the future. The issuance of the arbitration award on matters of this complexity can typically take longer than 12 months to conclude following the International Arbitration hearings, which occurred in September 2025.

Analysis of deferred tax assets
The recognised amounts in the table below do not include deferred tax assets that have been netted off against deferred tax liabilities.

	Recognised		Unrecognised
At 31 December	2025 US$m	2024 US$m	2025 US$m	2024 US$m
Australia	1,416	1,132	505	563
Mongolia(a)	1,366	1,780	255	68
Canada	519	331	764	511
US(b)	377	262	841	926
UK	34	66	2,907	2,343
France	–	–	1,408	1,233
Other countries	576	445	303	334
Total(c)(d)	4,288	4,016	6,983	5,978
(a)Deferred tax assets recognised in Mongolia are in relation to anticipated future deductions and, in 2024, also included US$419 million from tax losses that expire if not recovered against taxable profits within 8 years. Deferred tax assets have been calculated in accordance with the Oyu Tolgoi Investment Agreement and Mongolian legislation. The interpretation of the Investment Agreement by the Mongolian Tax Authority is under dispute and has been referred to international arbitration. Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the amount and/or period of recovery of deferred tax assets.
(b)Although our US Group companies expect to generate sufficient taxable profits to utilise existing Federal deferred tax assets, the application of the new Corporate Alternative Minimum
Tax (CAMT) rules has resulted in a position where the future tax benefit derived from utilisation of Federal deferred tax assets is limited and consequently these deferred tax assets are included as “unrecognised” in this table.
(c)US$2,892 million (2024: US$2,561 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is one year, for the recovery of US$375 million of the unrecognised assets (2024: US$249 million).
(d)In addition to the unrecognised deferred tax assets in this table, the Group has accumulated UK foreign tax credits of US$1.5 billion (2024: US$1.4 billion). The credits are not refundable but would be available, if needed, to shelter any UK tax in respect of profits arising in the Escondida business.